Fair value measurement (Details) - Recurring basis - CNY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets
Time deposits and certificate of deposits	¥ 339,730	¥ 332,971
Wealth management products	20,784	34,257
Marketable debt securities	8,591
Restricted cash and escrow receivables	38,299	36,424
Listed equity securities	67,181	107,751
Convertible and exchangeable bonds	3,344	7,167
Option agreements	255	936
Others	7,848	8,066
Assets	486,032	527,572
Liabilities
Contingent consideration in relation to investments and acquisitions	713	537
Others	825	314
Liabilities	1,538	851
Level 1
Assets
Restricted cash and escrow receivables	38,299	36,424
Listed equity securities	67,181	107,751
Others		162
Assets	105,480	144,337
Level 2
Assets
Time deposits and certificate of deposits	339,730	332,971
Wealth management products	20,784	34,257
Marketable debt securities	8,591
Convertible and exchangeable bonds	147	775
Option agreements	90	646
Others	2,255	1,762
Assets	371,597	370,411
Liabilities
Others	24	182
Liabilities	24	182
Level 3
Assets
Convertible and exchangeable bonds	3,197	6,392
Option agreements	165	290
Others	5,593	6,142
Assets	8,955	12,824
Liabilities
Contingent consideration in relation to investments and acquisitions	713	537
Others	801	132
Liabilities	¥ 1,514	¥ 669